Leases - Movement in lease liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Leases
Beginning balance	£ 8,880	£ 4,430
Cash flows	(1,669)	(2,142)
Additions	749	6,384
Accretion expense	681	208
Ending balance	£ 8,641	£ 8,880